Related party transactions - Summary of key management personnel compensation expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Key management personnel fixed compensation	R$ 21,912	R$ 17,695	R$ 17,445
Key management personnel variable compensation	30,727	16,252	15,843
Key management personnel compensation	R$ 52,639	R$ 33,947	R$ 33,288